Warrants - Summary Of Information About Common Stock Warrants Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Detailed Information Of Warrants Outstanding [Line Items]
Exercise Price	$ 800	$ 800
Number Outstanding	473	473
Weighted Average Remaining Contractual Life (Years)	8 months 4 days	11 months 4 days
Weighted Average Exercise Price	$ 880	$ 880
Number Exercisable	473	473
Weighted Average Exercise Price	$ 880	$ 880